Premises and Equipment - Components of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 18,981	$ 18,732
Accumulated depreciation	10,695	10,042
Premises and equipment, net	8,286	8,690
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,489	1,489
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,665	9,656
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,567	7,327
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 260	$ 260